Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	33,336,729	9,674,497	8,118,737
Common stock, shares outstanding	33,336,729	9,674,497	8,118,737